INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2014	2013

Raw materials	$68	$-
Finished products	166	-

	$234	$-